FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 8  - FAIR VALUE MEASUREMENTS:

Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of March 31, 2026, and December 31, 2025, are classified in the tables below in one of the three categories described in “Note 2 – Fair value measurement”:

	March 31, 2026
	Level 3		Total
Financial Liabilities
Private Warrants to purchase ordinary shares	$	*	$	*
Promissory Notes		$1,553		$1,553

	December 31, 2025
	Level 3		Total
Financial Liabilities
Private Warrants to purchase ordinary shares	$	*	$	*
Promissory Notes		$1,568		$1,568

The following is a roll forward of the fair value of liabilities classified under Level 3:

	Three months ended March 31
	2026				2025
	Promissory Notes	Private Warrants to purchase ordinary shares			Promissory Notes	Private Warrants to purchase ordinary shares
Fair value at the beginning of the period	$1,568	$	*		$3,965	$2
Change in fair value	(15)		(	*)	93	(1)
Repayments	-		-		(709)	-
Conversion to equity	-		-		(356)	-
Fair value at the end of the period	$1,553	$	*		$2,993	$1

Promissory Notes

In measuring the fair value of the Company’s Promissory Notes in 2025, a discount rate of 13.79%-14.28% was used, based on a B- rated US dollar zero-coupon discount curve, plus a credit spread of 7.56%. The expected timing of conversion or repayment of the notes was determined using the Company’s forecasts. In 2026, the valuation technique was changed to a Monte Carlo simulation framework to model the expected conversion price at the Promissory Note’s maturity date, which is based on a contractual 20-day average closing price mechanism. The following table provides quantitative information regarding fair value measurement inputs of the Company’s Promissory Notes:

March 31, 2026
Volatility*	115.5%
Risk Free Rate	3.7%

* The estimation of the volatility was based on the volatility of the Company’s daily share prices for a period equal to the term of the Promissory Note.

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, restricted cash, prepaid expenses, and other assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

NOTE 12  - FAIR VALUE MEASUREMENTS:

a.
Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of December 31, 2025 and December 31, 2024 are classified in the tables below in one of the three categories described in “Note 2 (Significant Accounting Policies)– (i) Fair value measurement” above:

	December 31, 2025
	Level 3		Total
Financial Liabilities
Private Warrants to ordinary shares	$	*	$	*
Promissory Notes		$1,568		$1,568

	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

The following is a roll-forward of the fair value of liabilities classified under Level 3:

	2025
	Promissory Notes	Private Warrants to purchase ordinary shares
Fair value at the beginning of the year	$3,965		$2
Change in fair value	292		(2)
Repayments	(709)		-
Conversion to equity	(1,980)		-
Fair value at the end of the year	$1,568	$	*

* Represents an amount less than $1

	2024
	Promissory Notes	Warrants to purchase preferred shares		Private Warrants to purchase ordinary shares
Fair value at the beginning of the year	$-		$200	$-
Issuance	4,622		-	1,130
Change in fair value	(407)		134	(1,128)
Repayments	(250)		-	-
Conversion to equity	-		(334)	-
Fair value at the end of the year	$3,965	$	-,-	$2

b.
ELOC Agreement

As the ELOC is in substance a purchased call option over the Company’s own shares at a price described in Note 3(d), the fair value of this agreement was generally approximately zero until the Company sold shares under the ELOC Agreement. Once the Company sold shares under the agreement, the difference between cash raised (net of transaction costs) and the closing price of the Company’s ordinary shares as of the date of their issuance was recognized as financing income or expenses.

Fair value gain and losses arising from the ELOC Agreement are measured with reference to the spot price of the Company’s shares sold, less consideration receivable from the ELOC Investor.

c.
Promissory Notes

In measuring the fair value of the Company’s Promissory Notes in 2025 and 2024, discount rates of 11.85%-13.83% were used, based on a B- rated US dollar zero-coupon discount curve, plus a credit spread of 6.67% - 7.56%. The expected timing of conversion or repayment of the notes was determined using the Company’s forecasts.

d.
Warrants to purchase ordinary shares

A Black-Scholes-Merton model with Level 3 inputs was used to calculate the Company’s warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected share price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurement inputs of the warrants:

	December 31,	December 31,
	2025	2024
Volatility	100.41%	77.69%
Term (years)	3.62	4.62
Dividend yield	0%	0%

e.
Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, restricted cash, prepaid expenses, and other assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.